Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Summary of amounts recorded in Other income, net

A summary of the amounts recorded in Other income, net is as follows:

	For the year ended December 31,
	2023	2022	2021
Foreign exchange (loss) / gain	$(7,434)	$38,289	$7,122
Fair value (loss) / gain on contingent consideration	(948)	(9,075)	13,443
Fair value gain on warrant liability (1)	1,671	32,481	222,611
Gain on derivative instruments (2)	3,314	17,458	1,611
Gain on debt repurchases	10,758	11,534	—
Other (3)	5,720	(6,909)	(5,126)
Other income, net	$13,081	$83,778	$239,661

(1)
The Company accounts for warrants as derivative liabilities. The warrants were initially recorded at fair value based on the public warrants listed trading price and are subsequently remeasured at the balance sheet date with the changes in fair value recognized in the Consolidated Statements of Comprehensive Loss.
(2)
Gain on derivative instruments includes the non-cash fair value gain /loss on the instruments and the cash payments and receipts on derivatives.
(3)
Mainly relates to finance income, offset by certain banking fees and loss due to write-off of related party receivables in the prior year.